Interest Expense (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Interest Expense

	2022	2021	2020
	RMB	RMB	RMB
Interest on
Bank loans	4,160	2,540	1,677
Other loans	7,583	8,092	14,342
Lease liabilities	5,447	5,419	6,297
Accretion expense (Note 34)	5,681	4,696	5,107
	22,871	20,747	27,423

Less: Amounts capitalized	(1,317)	(1,008)	(895)

	21,554	19,739	26,528